Schedule of Right-of-use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-use Assets
Opening balance for the year		$ 6,781	$ 36,529
Amortization and expiration of operating lease right-of use assets		$ (6,781)	(29,748)
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Assets [Default Label]	Assets [Default Label]
Closing balance for the year			$ 6,781